OTHER ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER ASSETS
Equipment installments receivable	$ 705.1	$ 703.5
Contract costs	183.1	215.3
Contract assets	150.7	185.7
Audiovisual content	50.2	73.7
Other	200.1	221.9
Other assets	1,289.2	1,400.1
Less current portion: Equipment installments receivable (included in "Accounts receivable")	(497.4)	(526.0)
Less current portion of contract costs (included in "Other current assets")	(111.9)	(127.3)
Less current portion: Contract assets	(109.2)	(139.6)
Less current portion: Audiovisual content (included in "Inventories'')	(34.3)	(42.6)
Less current portion: Other (included in "Accounts receivable")	(26.2)	(55.0)
Total	510.2	509.6
Amortization of contract costs	152.1	155.8	$ 128.9
Government credits receivable	$ 197.8	$ 219.6